Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Dec. 30, 2012		Jan. 01, 2012		Jan. 02, 2011
Comparison Of Income Tax Expense At Statutory Rate And Company's Tax Rate Abstract
U.S.									$ 4,664		$ 3,634		$ 6,392
International									9,111		8,727		10,555
Earnings before provision for taxes on income	$ 3,100	$ 3,595	$ 2,035	$ 5,045	$ 318	$ 4,111	$ 3,422	$ 4,510	$ 13,775	[1]	$ 12,361	[2]	$ 16,947	[3]
Tax Rates:
U.S. statutory rate									35.00%		35.00%		35.00%
International operations excluding Ireland									(9.80%)		(14.00%)		(7.50%)
Ireland and Puerto Rico operations									(3.90%)		(1.80%)		(5.10%)
Research and orphan drug tax credits									0.00%		(0.80%)		(0.60%)
U.S. state and local									1.30%		2.10%		1.00%
U.S. manufacturing deduction									(0.90%)		(0.80%)		(0.50%)
U.S. tax on international income									1.10%		(0.40%)		(0.60%)
All other									0.90%		2.50%	[4]	(0.40%)
Effective tax rate									23.70%		21.80%		21.30%

[1]	Includes $1,218 million of net litigation expense, which includes product liability, comprised of $658 million and $560 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $1,163 million of in-process research and development expense, comprised of $1,111 million and $52 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $795 million of Synthes integration/transaction costs in the Medical Devices and Diagnostics segment. Includes $909 million of asset write-downs and other adjustments, comprised of $499 million, $264 million and $146 million in the Pharmaceutical, Consumer and Medical Devices and Diagnostics segments, respectively. The Medical Devices and Diagnostics segment also includes $110 million expense for the cost associated with the DePuy ASR™ Hip program.
[2]	Includes $3,310 million of net litigation expense, which includes product liability, comprised of $1,741 million and $1,569 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $656 million of net restructuring expense, comprised of $676 million expense in the Medical Devices and Diagnostics segment and a gain of $20 million in the Pharmaceutical segment. The Medical Devices and Diagnostics segment also includes $521 million expense for the cost associated with the DePuy ASR™ Hip program.
[3]	Includes $397 million of net litigation gain, which includes product liability expense, comprised of $447 million expense in the Pharmaceutical segment and a gain of $844 million in the Medical Devices and Diagnostics segment. The Medical Devices and Diagnostics segment also includes $280 million expense for the cost associated with the DePuy ASR™ Hip program.
[4]	Includes U.S. expenses not fully tax deductible primarily related to litigation expense.